Note 4 - Digital Assets Sales - Disaggregation of Digital Assets Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Total Digital asset sales		$ 244,811,387	$ 250,201,282	$ 116,492,159
On the exchange [member]
Statement Line Items [Line Items]
Total Digital asset sales		244,414,963	250,179,460	115,607,215
On the exchange [member] | Foreign countries [member]
Statement Line Items [Line Items]
Total Digital asset sales		90,018,294	49,631,807	10,315,873
On the exchange [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Total Digital asset sales		72,492,926	74,295,884	38,127,807
On the exchange [member] | CAYMAN ISLANDS
Statement Line Items [Line Items]
Total Digital asset sales		46,923,742		14,377,101
On the exchange [member] | VIRGIN ISLANDS, BRITISH
Statement Line Items [Line Items]
Total Digital asset sales		34,980,001	35,270,979	15,305,642
On the exchange [member] | SINGAPORE
Statement Line Items [Line Items]
Total Digital asset sales			90,980,790	13,786,923
On the exchange [member] | NETHERLANDS
Statement Line Items [Line Items]
Total Digital asset sales				23,693,869
On other venues [member]
Statement Line Items [Line Items]
Total Digital asset sales	[1]	$ 396,424	$ 21,822	$ 884,944

[1]	Other venues means other exchanges or over-the-counter brokers that were used to purchase or sell digital assets.